                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number:    3235-0456
                                                        Expires:   July 31, 2006
                                                        Estimated average burden
                                                        hours per response.....2


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
1.    Name and address of issuer:

      The Manufacturers Life Insurance Company of New York Separate Account A 100 Summit Lake Drive, 2nd Floor
      Valhalla, NY  10595
--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

      Variable Insurance Contracts

--------------------------------------------------------------------------------
3.    Investment Company Act File Number:   811-6584

      Securities Act File Number:   33-46217*, 33-79112, 333-61283, and
                                    333-83558

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:  December 31, 2002



--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.



--------------------------------------------------------------------------------



                  PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.
SEC 2393(6-02)

--------------------------------------------------------------------------------
5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during         $400,535,824
             the fiscal year pursuant to section 24(f):              -----------

     (ii)    Aggregate price of securities redeemed            $85,529,349
             or repurchased during the fiscal year:            -----------

     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees       $0
             payable to the Commission:                        --------

     (iv)    Total available redemption credits [add Items           $85,529,349
             5(ii) and 5(iii)]:                                      -----------

     (v)     Net sales -- if Item 5(i) is greater than              $315,006,475
             Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:        -----------
     -------------------------------------------------------------------

     (vi)    Redemption credits available for use in future    $(    )
             years -- if Item 5(i) is less than Item 5(iv)     --------
             [subtract Item 5(iv) from Item 5(i)]:
     -------------------------------------------------------------------

     (vii)   Multiplier for determining registration fee (See        x0.00012670
             Instruction C.9):                                        ----------

     (viii)  Registration fee due [multiply Item 5(v) by Item        =$39,911.32
             5(vii)] (enter "0" if no fee is due):                    ==========

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______.

--------------------------------------------------------------------------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           + $0
                                                             ---------------

--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                           = $39,911.32
                                                             ===============

*The registration fee was paid with the Rule 24f-2 Filing for Securities Act File Number 33-46217. This fee also covers the Rule 24f-2 filing for the fiscal year ended December 31, 2003 for the Securities Act File Number 33-79112, 333-61283, and 333-83558

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 18, 2004

           Method of Delivery:

                              [x] Wire Transfer
                              [ ] Mail or other means

--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ DAVID W. LIBBEY
                           ---------------------------------------------------
                            David W. Libbey, Treasurer


Date: March 26, 2004



* Please print the name and title of the signing officer below the signature.